Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Additional information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gain/(Loss) on sale of assets	$ 0	$ 0	$ (1,179)
Vessel impairment charge	38,148	43,490	0
Gain/ (Loss) on contract cancellation	(1,307)	0	0
Revenues	2,185,524	1,492,014	1,210,139
Vessels Avoca, Padre and Positano
Vessel impairment charge				(32,584)
Sale price			118,000
Vessels Avoca And Padre
Gain/(Loss) on sale of assets			(1,511)
Positano
Gain/(Loss) on sale of assets			492
Date of disposal / acquisition of vessel			May 04, 2012
Avoca
Date of disposal / acquisition of vessel			Feb. 22, 2012
Padre
Date of disposal / acquisition of vessel			Feb. 24, 2012
Raiatea
Price per Vessel/ Drillship	$ 53,000
Date of disposal / acquisition of vessel	Apr. 24, 2014